    [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK APPEARS HERE]

February, 1999



Dear Trillium(R) Policyholder:

Enclosed for your review is the Trillium Annual Report for the period ending December 31, 1998. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald E. Beettam

Ronald E. Beettam

Encl.

   [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF OF NEW YORK APPEARS HERE]

TRILLIUM(R)
A Variable Annuity



ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER:_______________________        AMOUNT OF PREMIUM PAYMENT:
ANNUITANT:___________________        $____________
POLICY NO.:__________________
OWNER'S SSN/TIN:_____________        IF YOU ARE CHANGING ALLOCATION
                                     PLEASE COMPLETE THE FOLLOWING:

                                     ________  THIS PAYMENT ONLY
                                     ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                     ________  RE-ALLOCATE ALL CURRENT ASSETS

   CASH MGMT (21)     ___%  INCOME (22)         ___%  SMALL-CAP VALUE (44) ___%
   BOND (23)          ___%  COM STOCK (24)      ___%  LARGE-CAP VALUE (45) ___%
   CAPITAL (25)       ___%  INTERNATIONAL (26)  ___%
   COMM & INFO (27)   ___%  GBL GROWTH OPP (28) ___%
   GBL SMLR CO (29)   ___%  FRONTIER (41)       ___%
   HIGH YLD BOND (42) ___%  GLOBAL TECH (43)    ___%


----------------------------------------------------------------------------------------
                              FIXED ACCOUNT OPTIONS*

___% 1 Yr. (002)  ___% 3 Yr. (303)  ___% 5 Yr. (305)  ___% 7 Yr. (307)  ___%10 Yr. (310)

*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
----------------------------------------------------------------------------------------
Total allocation must equal 100%



OWNER'S SIGNATURE       _______________________  DATE _______________
JOINT OWNER'S SIGNATURE _______________________  DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _____________________   PLEASE NOTE:  CONTRIBUTIONS FOR PRIOR
                                                         TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                 AFTER APRIL 15TH OF THE
                                                         CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

     PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

 OUR VARIABLE ANNUITY ADMINISTRATORS CAN NOT ADVISE YOU ON THE SUITABILITY OF
    YOUR PAYMENT. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE TO DISCUSS SUITABILITY ISSUES PRIOR TO SUBMITTING YOUR ADDITIONAL PREMIUM PAYMENT.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of New York Financial Services, Inc.
                                (member NASD).

                            CANADA LIFE OF NEW YORK
                         VARIABLE ACCOUNT 2 PERFORMANCE
                         ------------------------------

       Average Annual Total Returns for Periods Ending December 31, 1998
                          Assuming Contract Continues

TRILLIUM
A VARIABLE ANNUITY

Issued by Canada Life Insurance Company of New York

                                                                                                        Since       Inception
PORTFOLIOS                                             1 Year      3 Year      5 Year      10 Year    Inception        Date
------------------------------------------------------------------------------------------------------------------------------------

Seligman Communications and Information
 Portfolio                                             34.50%      20.08%         --          --        23.53%       10/4/94
------------------------------------------------------------------------------------------------------------------------------------

Seligman Henderson Global Technology Portfolio         34.81         --           --          --        20.13         5/1/96
------------------------------------------------------------------------------------------------------------------------------------

Seligman Frontier Portfolio                            (2.90)      10.65          --          --        15.91        10/4/94
------------------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio                                  (new portfolio)                    (17.83)*       5/1/98
------------------------------------------------------------------------------------------------------------------------------------

Seligman Henderson Global Smaller
 Companies Portfolio                                    5.02        7.64          --          --         9.77        10/4/94
------------------------------------------------------------------------------------------------------------------------------------

Seligman Capital Portfolio                             20.41       17.42        13.54%      14.00%      13.20        6/21/88
------------------------------------------------------------------------------------------------------------------------------------

Seligman Henderson Global Growth
 Opportunities Portfolio                               19.82         --           --          --        10.41         5/1/96
------------------------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value Portfolio                                  (new portfolio)                     (1.25)*       5/1/98
------------------------------------------------------------------------------------------------------------------------------------

Seligman Common Stock Portfolio                        22.35       19.93        16.37       14.75       14.04        6/21/88
------------------------------------------------------------------------------------------------------------------------------------

Seligman Henderson International Portfolio             14.12        8.61         6.86         --         8.39         5/3/93
------------------------------------------------------------------------------------------------------------------------------------

Seligman Income Portfolio                               6.18        7.67         6.00        8.51        8.08        6/21/88
------------------------------------------------------------------------------------------------------------------------------------

Seligman High-Yield Bond Portfolio                     (0.46)       8.31         --           --         8.53         5/1/95
------------------------------------------------------------------------------------------------------------------------------------

Seligman Bond Portfolio                                 6.62        4.01         4.64        5.53        5.35        6/21/88
------------------------------------------------------------------------------------------------------------------------------------

Seligman Cash Management Portfolio                      3.89        3.79         3.44        3.58        3.53        6/21/88
------------------------------------------------------------------------------------------------------------------------------------


* Not annualized

Seligman Cash Management Portfolio's current yield, annualized for the seven-day period ending December 31, 1998, was 3.31%. Trillium Fixed Account's rate for the one-year Guarantee Period was 4.50% as of December 31, 1998.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Portfolio.

                           CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

       Average Annual Total Returns for Periods Ending December 31, 1998
               Assuming Contract Is Surrendered at End of Period


                                                                                                           Since       Inception
PORTFOLIOS                                          1 Year        3 Year        5 Year        10 Year    Inception       Date
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
 Portfolio                                          29.10%        19.03%          --            --         23.10%       10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Portfolio      29.41           --            --            --         18.88         5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                         (8.30)         9.41           --            --         15.38        10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                         (new portfolio)                (23.23)*       5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Smaller
 Companies Portfolio                                (0.38)         6.33           --            --          9.13        10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                          15.01         16.32         13.21%        14.00%       13.20        6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Growth
 Opportunities Portfolio                            14.42           --            --            --          8.97         5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                         (new portfolio)                 (6.65)*       5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                     16.95         18.88         16.07         14.75        14.04        6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson International Portfolio           8.72          7.32          6.44           --          8.07         5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                            0.78          6.36          5.57          8.51         8.08        6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                  (5.86)         7.01           --            --          7.54         5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                              1.22          2.61          4.19          5.53         5.35        6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio                  (1.51)         2.38          2.96          3.58         3.53        6/21/88
-----------------------------------------------------------------------------------------------------------------------------------

* Not annualized

            Issued by: Canada Life Insurance Company of New York,
                   500 Mamaroneck Avenue, Harrison, NY 10528

 New York Policy Forms 30099/30100 and 30125/30126 - subject to state approval

                   Distributed by: Seligman Advisors, Inc.,
             100 Park Avenue, New York, NY 10017 . (800) 221-2783


Seligman Cash Management Portfolio's current yield, annualized for the seven-day period ending December 31, 1998, was 3.31%. Trillium Fixed Account's rate for the one-year Guarantee Period was 4.50% as of December 31, 1998.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 4, 1999
     Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap, Value; and Seligman Small-Cap Value